Stock-Based Compensation (Schedule of Phantom Stock Unit Activity) (Details) (Verint [Member])	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Nonvested Phantom Stock Units [Roll Forward]
Granted	901,885	2,393,828	492,167
Forfeited	(51,968)	(75,505)	(86,663)
Phantom Stock Units (RSUs) [Member]
Nonvested Phantom Stock Units [Roll Forward]
Nonvested awards, beginning balance	403,000	1,106,000	1,239,000
Granted	10,000	196,000	421,000
Released	(298,000)	(865,000)	(482,000)
Forfeited	(25,000)	(34,000)	(72,000)
Nonvested awards, ending balance	90,000	403,000	1,106,000